Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) [Line Items]
Stock-based compensation expense, plan modification cost	$ 1.1		$ 2.2
Unrecognized compensation cost			$ 72.7
Unrecognized compensation cost, expected period for recognition			1 year 7 months 28 days
2013 Stock Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Capital shares reserved for future issuance			20,600,000
2021 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Number of shares authorized			11,900,000
Period to increase of authorized shares			10 years
Percentage of outstanding stock, annual increase			4.00%
Number of shares authorized, maximum amount			35,700,000
Percentage of initial shares reserved for issuance			300.00%
2021 ESPP [Member]
Share-Based Compensation (Details) [Line Items]
Capital shares reserved for future issuance			4,800,000
Period to increase of authorized shares			10 years
Percentage of outstanding stock, annual increase			1.00%
Number of shares authorized, maximum amount			9,500,000
Percentage of initial shares reserved for issuance			200.00%
Stock Options [Member] | 2013 Stock Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price, percent of fair market value			100.00%
Term of award			ten years; five years
Stock Options [Member] | Vesting Period Two [Member] | 2013 Stock Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period			3 years
Incentive Stock Options to 10% or More Stockholder [Member] | 2013 Stock Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price, percent of fair market value			110.00%
Term of award			five years
Options Granted Generally Vest Twenty-Five Percent [Member] | Vesting Period One [Member] | 2013 Stock Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vesting period			1 year
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		865,324
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.01